Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies [Line Items]
Period-end exchange rate	$ 7,082.7000	$ 6,964.6000	$ 6,375.7000
Period-average exchange rate	7,046.7000	6,726.1000	6,451.5000
HK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies [Line Items]
Period-end exchange rate	7,815.7000	7,796.7000	7,798.1000
Period-average exchange rate	$ 7,828.2000	$ 7,831	$ 7,772.9000